Earnings per share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per share
Earnings per share

Earnings per share have been calculated using the weighted average number of common shares outstanding during the year after deduction of the shares held as treasury stock. The dilutive effect of share-based compensation plans was calculated using the treasury stock method, whereby the proceeds received from the exercise of share-based awards are assumed to be used to repurchase outstanding shares, using the average market price of the Bank’s shares for the year. Numbers of shares are expressed in thousands.

Prior to their conversion into common shares on 31 March 2015, outstanding contingent value convertible preference ("CVCP") shares were classified as participating securities as they were entitled to dividends declared to common shareholders on a 1:1 basis and were therefore included in the basic earnings per share calculation.

During the year ended 31 December 2016, options to purchase an average of 2.6 million (2015: 2.9 million, 2014: 3.1 million) common shares were outstanding. During the year ended 31 December 2016, the average number of outstanding awards of unvested common shares was 0.8 million (2015: 0.9 million, 2014: 1.0 million). Only awards for which the sum of 1) the expense that will be recognised in the future (i.e. the unrecognised expense) and 2) its exercise price, if any, was lower than the average market price of the Bank‘s common shares were considered dilutive and, therefore, included in the computation of diluted earnings per share. An award's unrecognised expense is also considered to be the proceeds the employees would need to pay to purchase accelerated vesting of the awards. For purposes of calculating dilution, such proceeds are assumed to be used by the Bank to buy back common shares at the average market price. The weighted-average number of outstanding awards, net of the assumed weighted-average number of common shares bought back, is included in the number of diluted participating shares.

A warrant, outstanding until the Bank repurchased it in December 2016, to purchase 0.43 million (31 December 2015 and 2014: 0.43 million) common shares issued to the Government of Bermuda in exchange for the Government's guarantee of the preference shares, with an exercise price per share of $34.72 (31 December 2015: $34.72, 31 December 2014: $34.89) was not included in the computation of earnings per share for the years ended 31 December 2016, 2015 and 2014 because the exercise price was greater than the average market price of the Bank‘s common shares.

	Year Ended
	31 December 2016	31 December 2015		31 December 2014

Net income	115,942	77,739		108,159
Less: Preference dividends declared and guarantee fee	(15,655)	(16,455)		(16,546)
Less: Premium on preference share buyback and redemption	(41,913)	(28)		(96)
Net income attributable to participating shares	58,374	61,256		91,517
Less: Dividend paid on common shares	(19,346)	(24,708)		(27,088)
Less: Dividend paid on contingent value convertible preference shares	—	(138)		(352)
Undistributed earnings attributable for participating shares	39,028	36,410		64,077

Basic Earnings Per Share	Common shares	Common shares	CVCP	Common shares	CVCP
Weighted average number of shares issued	49,128	49,842	159	54,994	699
Weighted average number of common shares held as treasury stock	(506)	(1,079)	N/A	(934)	N/A
Weighted average number of participating shares (in thousands)	48,622	48,763	159	54,060	699

Allocation of undistributed earnings - Basic	39,028	36,292	118	63,259	818

Distributed earnings per share	0.40	0.50	0.20	0.50	0.50
Undistributed earnings per share	0.80	0.75	0.19	1.17	1.17
Basic Earnings Per Share	1.20	1.25	0.39	1.67	1.67

Diluted Earnings Per Share	Common shares	Common shares	CVCP	Common shares	CVCP
Adjusted weighted average number of participating shares outstanding	48,622	48,763	159	54,060	699
Net dilution impact related to options to purchase common shares	607	472	N/A	393	N/A
Net dilution impact related to awards of unvested common shares	382	609	N/A	496	N/A
Weighted average number of diluted participating shares (in thousands)	49,611	49,844	159	54,949	699

Allocation of undistributed earnings - Diluted	39,028	36,294	116	63,272	805

Distributed earnings per share	0.40	0.50	0.20	0.50	0.50
Undistributed earnings per share	0.78	0.73	0.19	1.15	1.15
Diluted Earnings Per Share	1.18	1.23	0.39	1.65	1.65